SEGMENTED INFORMATION (Schedule of disaggregation of long-lived assets by geographic are) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	$ 13,745,477	$ 12,085,884
Nevada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	11,903,430	10,110,806
Discontinued operations (Oregon)[Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	1,817,633	1,946,961
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets by geographic area	$ 24,414	$ 28,117